Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The table below sets forth additional compensation information for our named executive officers (“NEOs”), calculated in accordance with SEC regulations, for the fiscal years ended December 31, 2024, 2023 and 2022.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net Loss(5)

2024	$316,740	$298,830	$155,100	$138,416	$34.59	$(3,218,000)
2023	$291,802	$265,976	$236,640	$161,241	$44.99	$(3,888,000)
2022	$478,240	$430,640	$134,395	$117,555	$73.61	$(6,867,000)

(1)	Represents the “Total” compensation for our principal executive officer (“PEO”), Mr. Morrison, as set forth in “Executive Compensation — Executive Compensation Tables — Summary of Executive Compensation Table.” Represents the “Total” compensation for our principal executive officer (“PEO”), Mr. Morrison, as set forth in “Executive Compensation — Executive Compensation Tables — Summary of Executive Compensation Table.”

(2)	Compensation actually paid to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and our non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Compensation Actually Paid to PEO

Year	Reported Summary Compensation Table Total for PEO	Less: Reported Value of Stock and/or Option Awards	Plus: Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Plus: Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Add: Awards that are Granted and Vest in the Same Year, the Fair Value as of the Vesting Date	Compensation Actually Paid to PEO

2024	$316,740	$(96,740)	$59,030	$—	$19,800	$298,830

2023	$291,802	$(71,802)	$—	$(25,826)	$71,802	$265,976

2022	$478,240	$(108,240)	$79,680	$(19,040)	$—	$430,640

Average Compensation Actually Paid to Non-PEO NEOs

Year	Reported Summary Compensation Table Total for Non-PEO NEOs	Less: Reported Value of Stock and/or Option Awards	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Plus: Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Less: Fair Value as of Prior Fiscal Year End of Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Compensation Actually Paid to Non-PEO NEOs

2024	$155,100	$(32,700)	$23,456	$(7,440)	$—	$138,416

2023	$236,640	$(86,640)	$48,689	$(37,448)	$—	$161,241

2022	$134,395	$—	$—	$(9,520)	$(7,320)	$117,555

(1)	For 2023 and 2024, our non-PEO NEO was Mr. O’Sullivan. For 2022, our non-PEO NEOs were Messrs. O’Sullivan and Waites. Represents the average total compensation for our non-PEO NEOs, derived from the “Total” as set forth in “Executive Compensation — Executive Compensation Tables — Summary of Executive Compensation Table.”

(2)	For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2021.

(3)	Reflects Net Loss in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023 and 2022

Named Executive Officers, Footnote [Text Block]		Represents the “Total” compensation for our principal executive officer (“PEO”), Mr. Morrison, as set forth in “Executive Compensation — Executive Compensation Tables — Summary of Executive Compensation Table.”
PEO Total Compensation Amount	[1]	$ 316,740	$ 291,802	$ 478,240
PEO Actually Paid Compensation Amount	[2]	$ 298,830	265,976	430,640
Compensation Actually Paid to PEO

Compensation Actually Paid to PEO

Year	Reported Summary Compensation Table Total for PEO	Less: Reported Value of Stock and/or Option Awards	Plus: Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Plus: Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Add: Awards that are Granted and Vest in the Same Year, the Fair Value as of the Vesting Date	Compensation Actually Paid to PEO

2024	$316,740	$(96,740)	$59,030	$—	$19,800	$298,830

2023	$291,802	$(71,802)	$—	$(25,826)	$71,802	$265,976

2022	$478,240	$(108,240)	$79,680	$(19,040)	$—	$430,640

Non-PEO NEO Average Total Compensation Amount	[3]	$ 155,100	236,640	134,395
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 138,416	161,241	117,555
Adjustment to Non-PEO NEO Compensation Footnote

Average Compensation Actually Paid to Non-PEO NEOs

Year	Reported Summary Compensation Table Total for Non-PEO NEOs	Less: Reported Value of Stock and/or Option Awards	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Plus: Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Less: Fair Value as of Prior Fiscal Year End of Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Compensation Actually Paid to Non-PEO NEOs

2024	$155,100	$(32,700)	$23,456	$(7,440)	$—	$138,416

2023	$236,640	$(86,640)	$48,689	$(37,448)	$—	$161,241

2022	$134,395	$—	$—	$(9,520)	$(7,320)	$117,555

(1)	For 2023 and 2024, our non-PEO NEO was Mr. O’Sullivan. For 2022, our non-PEO NEOs were Messrs. O’Sullivan and Waites. Represents the average total compensation for our non-PEO NEOs, derived from the “Total” as set forth in “Executive Compensation — Executive Compensation Tables — Summary of Executive Compensation Table.”

(2)	For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2021.

(3)	Reflects Net Loss in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023 and 2022

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[4]	$ 34.59	44.99	73.61
Net Income (Loss)	[5]	$ (3,218,000)	$ (3,888,000)	$ (6,867,000)
PEO Name		Mr. Morrison	Mr. Morrison	Mr. Morrison
PEO [Member] | Reported Value Of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (96,740)	$ (71,802)	$ (108,240)
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		59,030
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(25,826)	(19,040)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		19,800	71,802	0
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	79,680
Non-PEO NEO [Member] | Reported Value Of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(32,700)	(86,640)	0
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(37,448)	(9,520)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		23,456	48,689	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,440)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ (7,320)

[1]	Represents the “Total” compensation for our principal executive officer (“PEO”), Mr. Morrison, as set forth in “Executive Compensation — Executive Compensation Tables — Summary of Executive Compensation Table.” Represents the “Total” compensation for our principal executive officer (“PEO”), Mr. Morrison, as set forth in “Executive Compensation — Executive Compensation Tables — Summary of Executive Compensation Table.”
[2]	Compensation actually paid to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and our non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:
[3]	For 2023 and 2024, our non-PEO NEO was Mr. O’Sullivan. For 2022, our non-PEO NEOs were Messrs. O’Sullivan and Waites. Represents the average total compensation for our non-PEO NEOs, derived from the “Total” as set forth in “Executive Compensation — Executive Compensation Tables — .”
[4]	For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2021.
[5]	Reflects Net Loss in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023 and 2022